Revenue - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		7 Months Ended	9 Months Ended
	Sep. 30, 2022	Oct. 01, 2021	Dec. 31, 2021	Sep. 30, 2022	Oct. 01, 2021
Disaggregation of Revenue [Line Items]
Total	$ 620,265	$ 605,968	$ 59,921	$ 1,929,353	$ 1,803,900
Equipment
Disaggregation of Revenue [Line Items]
Total	168,633	192,365	9,005	547,555	564,971
Consumables
Disaggregation of Revenue [Line Items]
Total	$ 451,632	$ 413,603	$ 50,916	$ 1,381,798	$ 1,238,929